Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Operating and Administrative Expenses
Consulting fees	$ 97,500	$ 17,915	$ 2,663
Depreciation	1,670	2,207	2,290
Directors’ fees	33,750	18,000	18,000
Finance costs	6,786	18,240	17,389
Impairment of exploration and evaluation assets			212,519
Investor relations	60,603	97,977	7,698
Management fees	154,500	30,000	30,000
Office and miscellaneous	28,123	40,029	10,632
Professional fees	169,845	215,740	67,295
Listing and filing fees	69,670	23,327	39,491
Salaries and benefits	159,457	91,470	73,031
Share-based payments	565,250	72,398	157,142
Travel	28,828	17,296	4,043
Total Operating and Administrative Expenses	1,375,982	580,066	642,193
Loss Before Other Items and Income Taxes	(1,375,982)	(580,066)	(642,193)
Other Items
Gain on sale of exploration and evaluation assets	5,871,719
Finance income	117,379
Gain on sale of investments	93,693		27,059
Foreign exchange gain (loss)	(907,286)	21,927	(9,595)
Loss on sale of fixed asset	(34,183)
Gain on forgiveness of debt			5,250
Income (Loss) Before Income Taxes	3,765,340	(558,139)	(619,479)
Current income tax expense	(2,751,000)
Deferred income tax recovery (expense)	1,001,000	(423,000)	670,000
Income Tax Recovery (Expense)	(1,750,000)	(423,000)	670,000
Net Income (Loss)	2,015,340	(981,139)	50,521
Items that may be reclassified subsequently to income or loss
Unrealized gain (loss) on available for sale securities	(57,269)	40,449	(46,960)
Comprehensive Income (Loss)	$ 1,958,071	$ (940,690)	$ 3,561
Earnings (Loss) per Share - Basic and Diluted	$ 0.04	$ (0.02)	$ 0.00
Weighted Average Number of Common Shares Outstanding
Basic	47,570,158	48,396,734	44,200,953
Diluted	50,509,282	48,396,734	44,200,953